Quarterly Holdings Report
for

Fidelity® Mid Cap Value K6 Fund

October 31, 2019

MCVK6-QTLY-1219
1.9883980.102

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
COMMUNICATION SERVICES - 3.3%
Media - 3.3%
CBS Corp. Class B	2,091	$75,360
Discovery Communications, Inc. Class A (a)	6,500	175,208
Interpublic Group of Companies, Inc.	16,331	355,199
Omnicom Group, Inc.	14,458	1,116,013
		1,721,780
CONSUMER DISCRETIONARY - 10.3%
Auto Components - 3.0%
BorgWarner, Inc.	14,238	593,440
Lear Corp.	8,562	1,008,347
		1,601,787
Household Durables - 2.8%
NVR, Inc. (a)	176	640,040
Toll Brothers, Inc.	21,158	841,454
		1,481,494
Internet & Direct Marketing Retail - 0.1%
eBay, Inc.	624	21,996
The Booking Holdings, Inc. (a)	28	57,366
		79,362
Specialty Retail - 4.4%
Best Buy Co., Inc.	17,194	1,235,045
Williams-Sonoma, Inc. (b)	15,929	1,063,898
		2,298,943

TOTAL CONSUMER DISCRETIONARY		5,461,586

CONSUMER STAPLES - 3.6%
Food & Staples Retailing - 1.1%
Kroger Co.	23,762	585,496
Food Products - 2.4%
Ingredion, Inc.	8,697	687,063
The J.M. Smucker Co.	5,616	593,499
		1,280,562
Tobacco - 0.1%
Universal Corp.	431	23,619

TOTAL CONSUMER STAPLES		1,889,677

ENERGY - 5.5%
Oil, Gas & Consumable Fuels - 5.5%
Chevron Corp.	5,599	650,268
ConocoPhillips Co.	8,668	478,474
Devon Energy Corp.	16,679	338,250
HollyFrontier Corp.	23,574	1,295,156
Occidental Petroleum Corp.	3,614	146,367
		2,908,515
FINANCIALS - 17.4%
Banks - 5.4%
Citizens Financial Group, Inc.	13,399	471,109
Comerica, Inc.	4,575	299,297
Eagle Bancorp, Inc.	4,572	206,380
East West Bancorp, Inc.	4,400	188,848
M&T Bank Corp.	6,229	975,025
Western Alliance Bancorp.	13,833	682,382
		2,823,041
Capital Markets - 3.8%
Franklin Resources, Inc.	11,298	311,260
Janus Henderson Group PLC	14,500	335,385
Lazard Ltd. Class A	31,526	1,176,866
Piper Jaffray Companies	313	24,583
TD Ameritrade Holding Corp.	1,500	57,570
Waddell & Reed Financial, Inc. Class A	5,927	98,151
		2,003,815
Consumer Finance - 6.0%
Capital One Financial Corp.	3,348	312,201
Discover Financial Services	16,319	1,309,763
Synchrony Financial	43,045	1,522,502
		3,144,466
Insurance - 1.8%
Allstate Corp.	1,944	206,880
American National Insurance Co.	1,267	152,015
MetLife, Inc.	8,920	417,367
National Western Life Group, Inc.	1	273
Old Republic International Corp.	7,668	171,303
		947,838
Thrifts & Mortgage Finance - 0.4%
Essent Group Ltd.	4,513	235,082

TOTAL FINANCIALS		9,154,242

HEALTH CARE - 6.8%
Biotechnology - 0.7%
Amgen, Inc.	1,032	220,074
Regeneron Pharmaceuticals, Inc. (a)	417	127,719
		347,793
Health Care Providers & Services - 4.3%
AmerisourceBergen Corp.	1,133	96,736
Laboratory Corp. of America Holdings (a)	7,238	1,192,605
Quest Diagnostics, Inc.	4,730	478,913
Universal Health Services, Inc. Class B	3,635	499,667
		2,267,921
Pharmaceuticals - 1.8%
Bristol-Myers Squibb Co.	6,223	357,014
Jazz Pharmaceuticals PLC (a)	4,947	621,492
		978,506

TOTAL HEALTH CARE		3,594,220

INDUSTRIALS - 10.3%
Building Products - 0.1%
Builders FirstSource, Inc. (a)	1,351	30,546
Commercial Services & Supplies - 0.3%
Deluxe Corp.	3,195	165,597
Electrical Equipment - 2.6%
Acuity Brands, Inc.	5,383	671,745
Eaton Corp. PLC	2,196	191,294
Encore Wire Corp.	936	52,603
Regal Beloit Corp.	6,523	483,028
		1,398,670
Machinery - 5.4%
Crane Co.	4,033	308,605
Cummins, Inc.	7,158	1,234,612
Oshkosh Corp.	6,257	534,223
Parker Hannifin Corp.	4,072	747,171
		2,824,611
Professional Services - 0.6%
Manpower, Inc.	3,774	343,132
Trading Companies & Distributors - 1.3%
BMC Stock Holdings, Inc. (a)	1,040	28,070
HD Supply Holdings, Inc. (a)	4,614	182,438
MSC Industrial Direct Co., Inc. Class A	6,535	478,427
		688,935

TOTAL INDUSTRIALS		5,451,491

INFORMATION TECHNOLOGY - 6.7%
Communications Equipment - 1.2%
F5 Networks, Inc. (a)	4,459	642,453
Electronic Equipment & Components - 1.6%
Arrow Electronics, Inc. (a)	2,601	206,207
Avnet, Inc.	10,303	407,587
TE Connectivity Ltd.	2,198	196,721
		810,515
IT Services - 2.0%
Amdocs Ltd.	16,224	1,057,805
Semiconductors & Semiconductor Equipment - 1.9%
Lam Research Corp.	2,277	617,158
Micron Technology, Inc. (a)	8,213	390,528
		1,007,686

TOTAL INFORMATION TECHNOLOGY		3,518,459

MATERIALS - 6.3%
Chemicals - 3.0%
Huntsman Corp.	52,407	1,159,767
Innospec, Inc.	4,693	428,752
		1,588,519
Metals & Mining - 3.3%
Reliance Steel & Aluminum Co.	14,879	1,726,559

TOTAL MATERIALS		3,315,078

REAL ESTATE - 14.4%
Equity Real Estate Investment Trusts (REITs) - 8.2%
Alexanders, Inc.	138	47,665
Apple Hospitality (REIT), Inc.	69,357	1,143,003
Brixmor Property Group, Inc.	63,866	1,406,329
Park Hotels & Resorts, Inc.	46,802	1,088,147
Simon Property Group, Inc.	4,137	623,363
		4,308,507
Real Estate Management & Development - 6.2%
CBRE Group, Inc. (a)	32,676	1,749,791
Jones Lang LaSalle, Inc.	10,354	1,517,068
		3,266,859

TOTAL REAL ESTATE		7,575,366

UTILITIES - 10.7%
Electric Utilities - 5.3%
Endesa SA	5,600	152,395
Enel SpA	37,500	290,639
Exelon Corp.	11,216	510,216
Hawaiian Electric Industries, Inc.	5,844	263,857
Iberdrola SA	16,800	172,687
OGE Energy Corp.	29,131	1,254,381
Red Electrica Corporacion SA	7,300	146,712
		2,790,887
Gas Utilities - 0.7%
National Fuel Gas Co.	6,928	313,908
Suburban Propane Partners LP	3,638	88,040
		401,948
Independent Power and Renewable Electricity Producers - 2.4%
NRG Energy, Inc.	25,082	1,006,290
Vistra Energy Corp.	9,500	256,785
		1,263,075
Multi-Utilities - 2.3%
AGL Energy Ltd.	9,036	123,347
MDU Resources Group, Inc.	37,673	1,088,373
		1,211,720

TOTAL UTILITIES		5,667,630

TOTAL COMMON STOCKS
(Cost $49,124,301)		50,258,044

Money Market Funds - 4.9%
Fidelity Cash Central Fund 1.83% (c)	2,189,450	2,189,888
Fidelity Securities Lending Cash Central Fund 1.84% (c)(d)	387,816	387,855
TOTAL MONEY MARKET FUNDS
(Cost $2,577,743)		2,577,743
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $51,702,044)		52,835,787
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(131,569)
NET ASSETS - 100%		$52,704,218

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$36,283
Fidelity Securities Lending Cash Central Fund	996
Total	$37,279

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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